Income Taxes - Income tax losses carried forward (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 1,013,730,000	$ 1,048,264,000
Unused tax loss carry forward	2,399,647,000
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	971,887,000
US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	276,121,000
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	1,151,639,000
Unused tax expiry 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	13,819,000
Unused tax expiry 2026 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2026 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2026 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	13,819,000
Unused tax expiry 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	2,841,000
Unused tax expiry 2027 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2027 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2027 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	2,841,000
Unused tax expiry 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	47,000
Unused tax expiry 2030 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	47,000
Unused tax expiry 2030 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2030 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	20,436,000
Unused tax expiry 2031 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2031 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	20,436,000
Unused tax expiry 2031 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	22,282,000
Unused tax expiry 2032 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	272,000
Unused tax expiry 2032 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	22,010,000
Unused tax expiry 2032 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	44,557,000
Unused tax expiry 2033 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	7,037,000
Unused tax expiry 2033 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	37,520,000
Unused tax expiry 2033 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	390,586,000
Unused tax expiry 2034 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	365,039,000
Unused tax expiry 2034 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	20,697,000
Unused tax expiry 2034 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	4,850,000
Unused tax expiry 2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	394,529,000
Unused tax expiry 2035 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	372,376,000
Unused tax expiry 2035 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	14,401,000
Unused tax expiry 2035 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	7,752,000
Unused tax expiry 2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	261,174,000
Unused tax expiry 2036 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	211,299,000
Unused tax expiry 2036 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	43,769,000
Unused tax expiry 2036 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	6,106,000
Unused tax expiry 2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	33,226,000
Unused tax expiry 2037 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	143,000
Unused tax expiry 2037 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	32,785,000
Unused tax expiry 2037 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	298,000
Unused tax expiry 2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	40,938,000
Unused tax expiry 2038 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	5,581,000
Unused tax expiry 2038 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	35,357,000
Unused tax expiry 2038 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	33,772,000
Unused tax expiry 2039 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	6,424,000
Unused tax expiry 2039 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	27,348,000
Unused tax expiry 2039 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry 2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	25,467,000
Unused tax expiry 2040 [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	3,669,000
Unused tax expiry 2040 [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	21,798,000
Unused tax expiry 2040 [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry no expiry [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	1,115,973,000
Unused tax expiry no expiry [Member] | Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry no expiry [Member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	0
Unused tax expiry no expiry [Member] | Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax loss carry forward	$ 1,115,973,000